Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable [Abstract]
Trade creditors	$ 5,482	$ 6,995
Factors or other financial institutions for borrowings	888	934
Accounts payable to Board Members	117	239
Accounts payable to other related parties	2	292
Accounts payable to underwriters, promoters, and employees	2,229	2,185
Other accounts payable	1,995	2,272
Total accounts payable	$ 10,713	$ 12,917